Borrowings - Debt instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Borrowings	$ 2,609,090	$ 2,203,209	$ 2,055,878	$ 1,897,774
INT Towers Limited, 2024 | US Dollar | 3 M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
Borrowings	$ 92,769	104,532
INT Towers Limited, 2024 | Nigeria Naira | 3 M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
Borrowings	$ 284,882	$ 342,995
IHS Cameroon S.A., 2020 | CFA Franc
Borrowings
Interest rate	6.50%
IHS Cameroon S.A., 2020 | Euro | 3 M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
IHS Cote d Ivoire S.A. 2022 | CFA Franc
Borrowings
Interest rate	6.00%	6.00%
Borrowings	$ 31,627	$ 54,266
IHS Cote d Ivoire S.A. 2022 | Euro | 3 M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
Borrowings	$ 24,156	41,172
IHS Zambia Limited, 2027 | US Dollar | 3 M LIBOR
Borrowings
Borrowings	$ 93,164	$ 96,287
IHS Zambia Limited, 2027 | US Dollar | 3 M LIBOR | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	5.50%
IHS Zambia Limited, 2027 | US Dollar | 3 M LIBOR | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	5.00%
IHS Rwanda Limited, 2021 | Rwandan Franc
Borrowings
Interest rate	16.00%	16.00%
Borrowings		$ 650
IHS Rwanda Limited, 2022 | US Dollar | 3 M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	6.50%
Borrowings		13,804
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%
Borrowings	$ 69,768
IHS Brasil Cesso de Infraestruturas Limitada, 2021 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.85%
Borrowings		38,613
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3 M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%
Borrowings	$ 66,257	$ 50,140
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.625%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%
Borrowings	$ 496,850
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Interest rate	6.25%
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%
Borrowings	$ 497,366
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%	8.00%
Borrowings	$ 949,041	$ 946,352
IHS Netherlands Holdco B.V., Senior Note Maturing 2025 | US Dollar
Borrowings
Interest rate	7.125%	7.125%
Borrowings		$ 514,398
Global Independent Connect Limited overdraft, maturing 2022 | Yen
Borrowings
Interest rate	10.30%
Borrowings	$ 3,208